                        UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  3-31-08

Check here if Amendment [ ]; Amendment Number:
                                               ------------
 This Amendment (Check only one.):     [ ] is a restatement.
                                       [ ] adds new holdings
                                            entries.

Institutional Investment Manager Filing this Report:
Name: Wayzata Investment Partners LLC
Address: 701 East Lake Street, Suite 300
         Wayzata, MN 55391

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Patrick J. Halloran
Title: Managing Partner
Phone: (952) 345-0700

Signature, Place, and Date of Signing:

/s/ Patrick J. Halloran
------------------------    Wayzata, MN      5-15-2008
[Signature]                [City, State]     [Date]
Report Type (Check only one.):
[X]   13F HOLDINGS REPORT.  (Check here if all holdings of this
     reporting manager are reported in this report.)
[ ]   13F  NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
     manager(s).)
[ ]   13F COMBINATION REPORT.  (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name
    28-
       ------------------       ------------------------
    [Repeat as necessary.]

                             Form 13F SUMMARY PAGE
 Report Summary:
 Number of Other Included Managers: 0
 Form 13F Information Table Entry Total: 14
 Form 13F Information Table Value Total: $481,709
                                       (thousands)
 List of Other Included Managers: NONE

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name
               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

                          FORM 13F INFORMATION TABLE

                              as of March 31, 2008

        COLUMN 1              COLUMN 2       COLUMN 3 COLUMN 4  COLUMN 5   COLUMN 6  COLUMN 7     COLUMN 8
----------------------- ------------------- --------- -------- ---------- ---------- -------- ----------------
                                                        VALUE   SHARES OR INVESTMENT   OTHER  VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS     CUSIP   (x$1000)  PRIN AMT  DISCRETION MANAGERS SOLE SHARED NONE
----------------------- ------------------- --------- -------- ---------- ---------- -------- ---- ------ ----
AEP Industries Inc      Common shares        00103103 $  4,086    134,900 SOLE              0           0    0
Americredit Corp        Note 1.75% 11/15/23 03060RAM3 $    928  1,000,000 SOLE              0           0    0
Americredit Corp        Note 0.75% 9/15/11  03060RAP6 $  5,760  9,000,000 SOLE              0           0    0
Americredit Corp        Note 2.125% 9/15/13 03060RAR2 $ 26,381 45,000,000 SOLE              0           0    0
Armstrong World Inds    Common shares       04247X102 $     39      1,092 SOLE              0           0    0
Augusta Resource Corp   Common shares       050912203 $  4,366  1,146,000 SOLE              0           0    0
Delta Air Lines Inc     Common shares       247361702 $ 10,174  1,183,027 SOLE              0           0    0
Gastar Expl Ltd         Common shares       367299104 $  7,692  5,916,638 SOLE              0           0    0
H&E Equipment Serv      Unit Ltd Liab       404030108 $  1,834    145,900 SOLE              0           0    0
Linn Energy LLC         Common Ser B        536020100 $ 11,343    597,015 SOLE              0           0    0
Mueller Wtr Prods Inc   Common shares       624758207 $ 12,515  1,588,213 SOLE              0           0    0
Northwest Airlines Corp Common shares       667280408 $164,503 18,298,480 SOLE              0           0    0
Owens Corning           Common shares       690742101 $145,056  8,000,861 SOLE              0           0    0
Paetec Holding Corp     Common shares       695459107 $ 87,032 13,067,816 SOLE              0           0    0

                                                      $481,709
                                                      ========